Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	£ 77	£ 130
- deferred	20	27
Share awards - not deferred	3	10
- deferred	19	24
Total discretionary bonus	119	191
Expenses charged in the year
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	77	130
- deferred	9	10
Share awards - not deferred	3	10
- deferred	8	9
Total discretionary bonus	97	159
Expenses deferred to future periods
Disclosure of amount of bonus awarded to employees [line items]
Cash award - not deferred	0	0
- deferred	11	17
Share awards - not deferred	0	0
- deferred	11	15
Total discretionary bonus	£ 22	£ 32